TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Current tax provision	$ 42	$ 128,482
Deferred tax provision	0	0
Income tax provision	42	128,482
Hong Kong [Member]
Current tax provision	0	0
Deferred tax provision	0	0
BVI [Member]
Current tax provision	0	0
Deferred tax provision	0	0
Cayman [Member]
Current tax provision	0	0
Deferred tax provision	0	0
PRC [Member]
Current tax provision	42	128,482
Deferred tax provision	$ 0	$ 0